NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated March 16, 2012
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.           NVIT Multi-Manager Large Cap Growth Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on March 9, 2012, the Board approved the termination of Neuberger Berman Management LLC (“Neuberger”) and Wells Capital Management, Inc. (“WellsCap”) as subadvisers to the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”).  The Board also approved the appointment of Massachusetts Financial Services Company (“MFS”) and Pyramis Global Advisors, LLC (“Pyramis”) as subadvisers to the Fund.  These changes are anticipated to take effect within the next thirty days (the “Effective Date”).

2.           As of the Effective Date, the Prospectus is revised as follows:

a.	The second paragraph on page 11 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers.  NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis.  NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other.  For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, the second subadviser takes a bottom-up investment approach that is based on factors specific to individual companies, and not general economic conditions, and the third subadviser uses an intrinsic valuation approach seeking companies with growth not fully reflected in the price of their stock.  NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

b.
On page 12 of the Prospectus, the information following “Portfolio Management – Subadvisers” is revised to delete references to Neuberger and WellsCap and add the following with respect to MFS and Pyramis:

Massachusetts Financial Services Company (“MFS”)
Pyramis Global Advisors, LLC (“Pyramis”)

c.
On page 12 of the Prospectus, the information following “Portfolio Management – Portfolio Managers” is revised to delete references to Neuberger and WellsCap and add the following with respect to MFS and Pyramis:

Portfolio Managers	Title	Length of Service
MFS
Matthew W. Krummell	Investment Officer	Since 2001
Pyramis
Christopher Galizio, CFA	Portfolio Manager	Since February 2007
Stephen Balter, CFA	Portfolio Manager	Since February 2007

d.           Under the “Principal Investment Strategies” heading on page 37, the second paragraph is deleted and replaced with the following:

The Fund may also invest in equity securities of large-cap companies that are located outside the United States. The Fund generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. The Fund consists of three portions managed by different subadvisers. NFA has selected Massachusetts Financial Services Company, Pyramis Global Advisors, LLC, and Winslow Capital Management, Inc. as subadvisers to each manage the assets of a portion of the Fund. The subadvisers have been chosen because they approach investing in large-cap securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

e.	Under the “Principal Investment Strategies” heading on page 37, information relating to Neuberger and WellsCap is deleted and replaced with the following:

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”) – focuses on investing Fund assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e., growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. MFS uses a bottom-up approach to buying and selling investments for the Fund.  Investments are selected based on fundamental and quantitative analysis. MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability. MFS also uses quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors.

PYRAMIS GLOBAL ADVISORS, LLC (“PYRAMIS”) – employs an intrinsic valuation approach based on its estimates of companies’ future cash generation.  Within this process, Pyramis uses financial metrics such as return of invested capital, return on equity, cost of capital, and other profitability metrics that help identify those companies within their respective sectors that Pyramis feels exhibits substantial and sustainable growth at compelling valuations.  The ultimate objective for Pyramis is to identify those companies with free cash flow growth not fully reflected in the price of the stock.

II.           NVIT Multi-Manager Large Cap Value Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on March 9, 2012, the Board approved the termination of Goldman Sachs Asset Management, L.P. (“GSAM”) as a subadviser to the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), and approved the appointment of Massachusetts Financial Services Company (“MFS”) as a new subadviser. This change is anticipated to take effect within the next thirty days (the “Effective Date”).

2.           As of the Effective Date, the Prospectus is revised as follows:

a.	The second paragraph on page 14 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in large-cap stocks in a different manner from each other. For example, as of the date of this Prospectus, one subadviser takes a bottom-up approach based on fundamental analyses and quantitative models that systematically evaluate issuers, another subadviser uses a contrarian approach to invest in companies whose current fundamentals and stock prices are depressed relative to their long-term expectations and the third subadviser uses a bottom-up approach to stock selection based on fundamental research and historic valuations. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

b.	On page 15 of the Prospectus, the information following “Portfolio Management – Subadvisers” is revised to delete references to GSAM and add the following with respect to MFS:

Massachusetts Financial Services Company (“MFS”)

c.	On page 15 of the Prospectus, the information following “Portfolio Management – Portfolio Managers” is revised to delete references to GSAM and add the following with respect to MFS:

Portfolio Managers	Title	Length of Service
MFS
Jonathan W. Sage	Investment Officer	Since 2000

d.	Under the “Principal Investment Strategies” heading on page 39, the second paragraph is deleted and replaced with the following:

The Fund consists of three portions managed by different subadvisers. NFA has selected Massachusetts Financial Services Company, Wellington Management Company, LLP and The Boston Company Asset Management, LLC as subadvisers to each manage the assets of a portion of the Fund. The subadvisers have been chosen because they approach investing in large-cap securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

e.	Under the “Principal Investment Strategies” heading on page 39, information relating to GSAM is deleted and replaced with the following:

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”) – focuses on investing Fund assets in the stocks of companies that it believes are undervalued compared to their perceived worth (i.e., value companies).  Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS uses a bottom-up approach to buying and selling investments for the Fund.  Investments are selected based on fundamental and quantitative analysis.  MFS uses fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability.  MFS also uses quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors.

III.           NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund

1.           The information on page 54 and 55 of the Prospectus following “Fund Management – Subadvisers” that relates to GSAM, Neuberger, and WellsCap is deleted and replaced with the following:

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”) is subadviser for a portion of the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization).

PYRAMIS GLOBAL ADVISORS, LLC (“Pyramis”) is a subadviser for a portion of the NVIT Multi-Manager Large Cap Growth Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is a unit of Fidelity Investments.

NEUBERGER BERMAN MANAGEMENT LLC (“NEUBERGER BERMAN”) is subadviser for a portion of the NVIT Multi-Manager Small Company Fund and NVIT Multi-Manager Mid Cap Growth Fund. Neuberger Berman is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is a subsidiary of Neuberger Berman Holdings LLC.

WELLS CAPITAL MANAGEMENT, INC. (“WELLSCAP”) is subadviser for a portion of the NVIT Multi-Manager Mid Cap Growth Fund. WellsCap is located at 525 Market Street, San Francisco, California 94105. WellsCap is a wholly owned subsidiary of Wells Fargo Bank, N.A., which is owned by Wells Fargo & Company.

2.           Under the “Fund Management – Portfolio Management” heading on page 56 for the NVIT Multi-Manager Large Cap Growth Fund, information relating to Neuberger and WellsCap is deleted and replaced with the following:

MFS

The MFS portion of the Fund is managed by Matthew W. Krummell. Mr. Krummell serves as a Portfolio Manager and Investment Officer at MFS, and has been employed in the investment area of MFS since 2001.

Pyramis

The Pyramis portion of the Fund is managed by Christopher Galizio, CFA, Portfolio Manager, and  Stephen Balter, CFA, Portfolio Manager.  Messrs. Galizio and Balter are jointly responsible for the day-to-day portfolio management of the portion of the Fund managed by Pryamis.

Mr. Galizio is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments. In this role, Mr. Galizio serves as portfolio manager of large capitalization growth assets for Pyramis since 2007.  He has more than 17 years of investment industry experience.  Mr. Galizio earned a Bachelor of Arts degree in Economics and Government from Wesleyan University and a Master’s degree in Business Administration from the University of Illinois. Mr. Galizio is a Chartered Financial Analyst charterholder.

Stephen Balter is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments. In this role, Mr. Balter serves as portfolio manager of large capitalization growth assets for Pyramis since 2007. Mr. Balter has more than 15 years of experience in the investment industry.  Mr. Balter earned a Bachelor of Arts degree in Economics from Wesleyan University and a Master’s degree in Business Administration from the Olin School of Business at Babson College. Mr. Balter is a Chartered Financial Analyst charterholder.

3.	Under the “Fund Management – Portfolio Management” heading on page 57 for the NVIT Multi-Manager Large Cap Value Fund, information relating to GSAM is deleted and replaced with the following:

MFS

The MFS portion of the Fund is managed by Jonathan W. Sage. Mr. Sage serves as a Portfolio Manager and Investment Officer at MFS, and has been employed in the investment area of MFS since 2000.

4.
Shareholders of the NVIT Multi-Manager Large Cap Growth Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about MFS and Pyramis.

5.
Shareholders of the NVIT Multi-Manager Large Cap Value Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about MFS.

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